Cover	Oct. 18, 2024
Cover [Abstract]
Entity Registrant Name	Verde Resources, Inc.
Entity Central Index Key	0001506929
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Oct. 18, 2024
Entity File Number	000-55276
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0457838
Entity Address Address Line 1	8112 Maryland Ave
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	St. Louis
Entity Address State Or Province	MO
Entity Address Postal Zip Code	63105
City Area Code	323
Local Phone Number	538-5799
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	We are filing this Current Report on Amendment No. 1 of the Form 8-K/A to update Item 1.01 of the Report regarding the term sheet that Verde Resources, Inc. (the “Company”) entered into with C-Twelve Pty Ltd (“C-Twelve”) on October 18, 2024 which was originally filed on Form 8-K to SEC on October 23, 2024.